Concentrations	12 Months Ended
Sep. 30, 2024
Concentrations [Abstract]
CONCENTRATIONS

NOTE 16 — CONCENTRATIONS

A majority of the Company’s revenue and expense transactions are denominated in RMB and a significant portion of the Company’s and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

As of September 30, 2024 and 2023, $4,430,607 and $5,223,573 of the Company’s cash, respectively, was on deposit at financial institutions in the PRC. For the years ended September 30, 2024, 2023 and 2022, the Company’s substantial assets were located in the PRC and the Company’s substantial revenues were derived from its subsidiaries located in the PRC.

For the years ended September 30, 2024, 2023 and 2022, no single customer accounted for more than 10% of the Company’s total revenue. The Company’s top 10 customers aggregately accounted for 22.5%, 27.2% and 32.2% of the Company’s total revenue for the years ended September 30, 2024, 2023 and 2022, respectively.

Sales of one of the Company’s major products, Guben Yanling Pill, accounted for 37.2%, 36.4% and 42.5% of the Company’s total revenue for the years ended September 30, 2024, 2023 and 2022, respectively.

As of September 30, 2024 and 2023, no customer accounted for more than 10% of the total accounts receivable balance.

For the year ended September 30, 2024, two suppliers accounted for 28.0% and 13.4% of the total purchases, respectively. For the years ended September 30, 2023 and 2022, one supplier accounted for 29.6% and 10.3% of the total purchases, respectively.